CrossingBridge Responsible Credit Fund
Schedule of Investments
June 30, 2024 (Unaudited)

CORPORATE BONDS - 44.1%		Par	Value
Construction - 0.5%
Five Point Operating Co. LP / Five Point Capital Corp., 10.50%, 01/15/2028 (a)(b)		$175,474	$180,052

Finance and Insurance - 8.3%
Esmaeilzadeh Holding AB, 11.40% (3 Month Stockholm Interbank Offered Rates + 7.50%), 01/26/2025	SEK	5,000,000	469,860
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 9.75%, 01/15/2029 (a)		546,000	566,340
Novedo Holding AB, 10.27% (3 Month Stockholm Interbank Offered Rates + 6.50%), 11/26/2024	SEK	2,500,000	232,923
Stockwik Forvaltning AB, 11.72% (3 Month Stockholm Interbank Offered Rates + 8.00%), 03/20/2026	SEK	8,750,000	837,933
StoneX Group, Inc., 7.88%, 03/01/2031 (a)		827,000	853,650
			2,960,706

Health Care and Social Assistance - 1.7%
Orexo AB, 10.22% (3 Month Stockholm Interbank Offered Rates + 6.50%), 03/28/2028	SEK	6,250,000	604,736

Information - 15.3%
Cabonline Group Holding AB
14.00%, 03/19/2026	SEK	6,292,000	619,700
14.00%, 03/19/2026	SEK	3,364,000	321,325
Calligo UK Ltd., 10.72% (3 mo. EURIBOR + 7.00%), 12/29/2028	EUR	103,520	68,182
Go North Group AB
0.00%, 02/09/2026		22,611	12,436
11.12% (SOFR + 5.76%), 02/09/2026		320,394	272,335
15.12%, 02/09/2026		162,585	89,422
15.00%, 02/02/2028 (c)	SEK	222,749	0
INNOVATE Corp., 8.50%, 02/01/2026 (a)		460,000	347,300
Inteno Group AB, 11.27% (3 mo. EURIBOR + 7.50%), 09/06/2026	EUR	500,000	423,025
Lithium Midco II Ltd., 10.47% (3 mo. EURIBOR + 6.75%), 07/09/2025	EUR	401,000	429,451
OpNet S.p.A.
10.89% (3 mo. EURIBOR + 7.00%), 02/09/2026 (a)	EUR	553,000	592,677
10.91% (3 mo. EURIBOR + 7.00%), 02/09/2026	EUR	1,000,000	1,068,273
Warnermedia Holdings, Inc., 6.41%, 03/15/2026		900,000	900,037
Ziff Davis, Inc., 4.63%, 10/15/2030 (a)		378,000	342,170
			5,486,333

Manufacturing - 10.4%
Infrabuild Australia Pty Ltd., 14.50%, 11/15/2028 (a)		1,048,000	1,084,785
Mangrove Luxco III Sarl, 7.78% (9.00% PIK), 10/09/2025	EUR	2,148,038	2,296,272
Secop Group Holding GmbH, 12.12% (3 mo. EURIBOR + 8.40%), 12/29/2026	EUR	150,000	164,257
SLR Group GmbH, 10.89% (3 mo. EURIBOR + 7.00%), 10/09/2027	EUR	163,000	179,006
			3,724,320

Mining, Quarrying, and Oil and Gas Extraction - 1.1%
Tacora Resources, Inc., 13.00%, 09/30/2024 (a)(c)		757,525	378,762

Professional, Scientific, and Technical Services - 0.8%
Getty Images, Inc., 9.75%, 03/01/2027 (a)		290,000	290,859

Transportation and Warehousing – 6.0%
Uber Technologies, Inc., 8.00%, 11/01/2026 (a)		1,489,000	1,503,313
XPO, Inc., 6.25%, 06/01/2028 (a)		650,000	654,502
			2,157,815
TOTAL CORPORATE BONDS (Cost $16,260,433)			15,783,583

BANK LOANS - 26.3%		Par	Value
Arts, Entertainment, and Recreation - 2.8%
NAI Entertainment Holdings LLC, 10.96% (1 mo. Term SOFR + 5.00%), 05/08/2025		994,605	994,853

Information - 4.5%
CBS Radio, 0.00%, 11/18/2024		163,000	78,240
Cengage Learning, Inc. First Lien, 9.54% (6 mo. Term SOFR + 4.75%), 07/14/2026		506,000	508,057
Clear Channel International First Lien, 7.50%, 08/15/2027		537,000	524,918
Lions Gate Capital Holdings LLC First Lien, 7.69% (1 mo. Term SOFR + 2.25%), 03/24/2025		205,893	205,944
Magnite, Inc., 9.84% (1 mo. Term SOFR + 4.50%), 02/06/2031		286,000	287,371
			1,604,530

Manufacturing - 14.2%
Chobani LLC, 8.71% (1 mo. Term SOFR + 3.50%), 10/23/2027		493,606	495,919
Chobani LLC First Lien, 9.08% (1 mo. Term SOFR + 3.75%), 10/25/2027		682,570	686,515
Elevate Textiles, Inc., 13.95% (3 mo. Term SOFR + 8.65%), 09/30/2027		769,230	757,053
First Brands Group LLC First Lien, 10.59% (3 mo. Term SOFR + 5.00%), 03/30/2027		511,958	509,718
Forum Energy Technologies, Inc., 11.00%, 12/08/2026 (c)		1,939,027	1,861,466
Trulite, 11.34% (1 mo. Term SOFR + 6.00%), 02/15/2030		795,000	773,138
			5,083,809

Real Estate and Rental and Leasing - 2.4%
Micromont, 8.00%, 11/15/2026 (c)		875,000	875,000

Retail Trade - 2.4%
Mountaineer Merger Corp., 12.59% (3 Month LIBOR + 7.00%), 10/22/2028		467,532	374,318
The Container Store, Inc., 10.60% (3 Month LIBOR + 4.75%), 01/31/2026		736,446	487,895
			862,213
TOTAL BANK LOANS (Cost $9,679,906)			9,420,405

ASSET-BACKED SECURITIES - 2.5%		Par	Value
Transportation and Warehousing - 2.5%
Hawaiian Airlines 2013-1 Class A Pass Through Certificates, Series 2013-1, 3.90%, 01/15/2026		932,588	880,130
TOTAL ASSET-BACKED SECURITIES (Cost $873,746)			880,130

CONVERTIBLE BONDS - 2.3%		Par	Value
Professional, Scientific, and Technical Services - 0.7%
UpHealth, Inc., 14.33% (SOFR + 9.00%), 12/15/2025 (a)		237,000	235,699

Transportation and Warehousing - 1.6%
Delivery Hero SE
1.50%, 01/15/2028	EUR	100,000	83,011
2.13%, 03/10/2029	EUR	600,000	485,808
			568,819
TOTAL CONVERTIBLE BONDS (Cost $760,930)			804,518

REAL ESTATE INVESTMENT TRUSTS - 1.4%		Shares	Value
Real Estate and Rental and Leasing - 1.0%
CTO Realty Growth, Inc.		20,000	349,200
CTO Realty Growth, Inc. Series A, 6.38%, Perpetual		7,334	147,633
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $491,206)			496,833

PREFERRED STOCKS - 1.3%		Shares	Value
Wholesale Trade - 1.3%
NGL Energy Partners LP Series B, 12.81% (3 mo. Term SOFR + 7.47%), Perpetual		19,446	482,261
TOTAL PREFERRED STOCKS (Cost $341,683)			482,261

COMMON STOCKS - 0.4%		Shares	Value
Manufacturing - 0.4%
RA PARENT, Inc. (c)(d)		3	147,600
TOTAL COMMON STOCKS (Cost $177,000)			147,600

SHORT-TERM INVESTMENTS - 21.9%
Commercial Paper - 13.1%		Par
Consumer Staples — 3.2%
Conagra Brands, Inc., 5.60%, 07/02/2024 (e)		388,000	387,757
Dollarama, Inc., 5.71%, 07/11/2024 (e)		757,000	755,477
			1,143,234

Industrials — 2.2%
ITT, Inc., 5.46%, 07/08/2024 (e)		776,000	774,827

Manufacturing — 3.1%
VF Corp., 6.57%, 07/24/2024 (e)		312,000	310,774
Whirlpool Corp., 5.76%, 07/12/2024 (e)		810,000	808,145
			1,118,919

Materials — 1.7%
FMC Corp., 6.16%, 07/19/2024 (e)		630,000	627,759

Real Estate and Rental and Leasing — 0.9%
Crown Castle, Inc., 5.75%, 08/01/2024 (e)		341,000	339,123

Wholesale Trade — 2.0%
Genuine Parts Co., 5.07%, 07/23/2024 (e)		709,000	706,604
Total Commercial Paper (Cost $4,712,193)			4,710,466

Money Market Funds - 8.8%		Shares
First American Government Obligations Fund - Class X, 5.23% (f)		1,571,505	1,571,505
First American Treasury Obligations Fund - Class X, 5.20% (f)		1,571,505	1,571,505
Total Money Market Funds (Cost $3,143,010)			3,143,010
TOTAL SHORT-TERM INVESTMENTS (Cost $7,855,203)			7,853,476

TOTAL INVESTMENTS - 100.2% (Cost $36,440,107)			35,868,806
Liabilities in Excess of Other Assets - (0.2)%			(88,328)
TOTAL NET ASSETS - 100.0%			$35,780,478

Percentages are stated as a percent of net assets.

Par amount is in U.S. Dollar unless otherwise indicated.

PIK - Payment in Kind
SOFR - Secured Overnight Financing Rate

EUR - Euro
SEK - Swedish Krona

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2024, the value of these securities total $7,030,107 or 19.65% of the Fund’s net assets.

(b)	Step coupon bond. The rate disclosed is as of June 30, 2024.
(c)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $3,262,828 or 9.1% of net assets as of June 30, 2024.

(d)	Non-income producing security.
(e)	The rate shown is the effective yield as of June 30, 2024.
(f)	The rate shown represents the 7-day effective yield as of June 30, 2024.

CrossingBridge Responsible Credit Fund Schedule of Forward Currency Contracts
June 30, 2024 (Unaudited)

Settlement Date	Currency Purchased		Currency Sold		Counterparty	Unrealized Appreciation (Depreciation)

07/15/2024	USD	5,885,398	EUR	5,435,000	U.S. Bancorp Investments, Inc.	$60,036
07/15/2024	USD	3,188,612	SEK	32,895,000	U.S. Bancorp Investments, Inc.	82,367
Total Unrealized Appreciation (Depreciation)						$142,403

EUR - Euro
SEK - Swedish Krona
USD - United States Dollar

Organization
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The CrossingBridge Funds (the
“Funds”) are comprised of the CrossingBridge Low Duration High Yield Fund, the CrossingBridge Responsible Credit Fund, the CrossingBridge Ultra-Short Duration
Fund and the RiverPark Strategic Income Fund (collectively, the “Mutual Funds”) and the CrossingBridge Pre-Merger SPAC ETF (the “ETF”), each representing a distinct diversified series with its own investment objective and policies within the Trust. The investment objective of the CrossingBridge Low Duration High Yield
Fund is to seek high current income and capital appreciation consistent with the preservation of capital. The investment objective of the CrossingBridge Responsible
Credit Fund is to seek high current income and capital appreciation consistent with the preservation of capital. The investment objective of the CrossingBridge
Ultra-Short Duration Fund is to offer a higher yield than cash instruments while maintaining a low duration. The investment objective of the RiverPark Strategic
Income Fund is seek high current income and capital appreciation with the preservation of capital. The CrossingBridge Low Duration High Yield Fund commenced investment operations on February 1, 2018. The Fund has registered both an Investor Class and Institutional Class of shares. During the fiscal quarter ended
December 31, 2023, only the Institutional Class was operational. Both the CrossingBridge Responsible Credit Fund and CrossingBridge Ultra-Short Duration Fund
commenced investment operations on June 30, 2021. Both Funds registered only an Institutional Class of shares. The RiverPark Strategic Income Fund commenced investment operations on September 30, 2013. From commencement date through May 12, 2023, the RiverPark Strategic Income was a series of the RiverPark Funds
Trust. On May 13, 2023, the Fund reorganized into the Trust. The Fund has registered and currently offers both an Institutional Class and Retail Class of shares. The investment objective of the CrossingBridge Pre-Merger SPAC ETF is to provide total returns consistent with the preservation of capital. The ETF commenced investment operations on September 20, 2021. Costs incurred by the Funds in connection with the organization, registration and the initial public offering of shares were paid by CrossingBridge Advisors, LLC (“the Adviser”), the Funds’ investment adviser. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Investment Valuation
Each security owned by the Fund that is listed on a securities exchange, including Special Purpose Acquisition Companies ("SPACs"), is valued at its last sale price on that exchange on the date as of which assets are valued. Bank loans are valued at prices supplied by an approved independent pricing service (“Pricing Service”), if available, and otherwise will be valued at the most recent bid quotations or evaluated prices, as applicable, based on quotations or prices obtained from one or more broker-dealers known to follow the issue.

If the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded. Portfolio securities listed on the NASDAQ Stock Market, LLC (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent bid and asked prices on such day or the security shall be valued at the latest sales price on the “composite market” for the day such security is being valued. The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by a Pricing Service.

Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time the Fund calculates its NAV, whichever is earlier. Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved Pricing Service or reporting agency. All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of the close of the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern Time.

Debt securities, including corporate bonds, bank loans, commercial paper, and short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by an approved Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a
Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. Any discount or premium is accreted or amortized using constant yield method over the life of the security.

Money market funds are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

SPAC Founders Shares, received as part of the initial public offering process, will be valued initially in line with the publicly traded warrants, which typically have no value prior to the warrants being separated from the SPAC common shares. Upon a de-SPAC transaction, the valuation of the Founders Shares may be updated to reflect more current circumstances and inputs, including the value of the publicly traded warrants or the value of the publicly traded common shares, and may include a discount to reflect any restrictions associated with the Founders Shares.

Redeemable securities issued by open-end, registered investment companies are valued at the NAVs of such companies for purchase and/or redemption orders placed on that day. All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded.

If market quotations are not readily available, a security or other asset will be valued at its fair value in accordance with Rule 2a-5 of the 1940 Act as determined under the
Adviser’s fair value pricing procedures, subject to oversight by the Board of Trustees. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value.
The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. The Board of Trustees will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures by the Adviser.

FASB Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds investments carried at fair value as of June 30, 2024:

CrossingBridge Responsible Credit Fund	Level 1	Level 2	Level 3	Total
Assets(1):
Corporate Bonds	$-	$15,404,821	$378,762	$15,783,583
Bank Loans	-	6,683,939	2,736,466	9,420,405
Asset-Backed Securities	-	880,130	-	880,130
Convertible Bonds	-	804,518	-	804,518
Real Estate Investment Trusts	496,833	-	-	496,833
Preferred Stocks	482,261	-	-	482,261
Common Stocks	-	-	147,600	147,600
Short-Term Investments	3,143,010	4,710,466	-	7,853,476
Total Assets	$4,122,104	$28,483,874	$3,262,828	$35,868,806

Other Financial Instruments(2):
Forward Currency Exchange Contracts	$-	$142,403	$-	$142,403
Total Other Financial Instruments	$-	$142,403	$-	$142,403

(1) See the Fund's Schedule of Investments for industry classifications.
(2) Other financial instruments are forward currency exchange contracts not included in the Schedule of Investments, which are reflected at the net unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of Level 3 assets in the Funds for which significant unobservable inputs were used to determine fair value:

CrossingBridge Responsible Credit Fund
	Bank Loans	Corporate Bonds	Common Stocks
Beginning Balance - October 1, 2023	$-	$755,008	$177,600
Purchases	2,759,274	2,518	-
Sales	-	-	-
Accretion	2,226	-	-
Realized gains	-	-	-
Realized losses	-	-	-
Change in unrealized appreciation (depreciation)	(25,034)	(378,764)	(30,000)
Transfer in/(out) of Level 3	-	-	-
Ending Balance - June 30, 2024	$2,736,466	$378,762	$147,600

The following table represents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2024:

CrossingBridge Responsible Credit Fund
Description	Fair Value June 30, 2024	Valuation Methodologies	Unobservable Input	Range/Weighted Average Unobservable Input
Bank Loans	$1,861,466	Vendor Pricing	Broker Quotes	$96 - 97.875
Bank Loans	$875,000	Vendor Pricing	Broker Quotes	$100
Corporate Bonds	$378,762	Liquidation analysis	Transaction price	N/A
Common Stocks	$147,600	Market comparable	Transaction price	N/A